Long-Term Debt - Additional Information (Details) $ / shares in Units, € in Millions			12 Months Ended
	Aug. 04, 2025	Aug. 04, 2020 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2025 EUR (€)	Jun. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Aug. 01, 2017 EUR (€)
Debt Instrument [Line Items]
Proceeds from long-term debt			$ 0	$ 300,000,000	$ 329,000,000
Medium term credit facilities
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities			640,000,000
Support R&D and capital expenditure programs
Debt Instrument [Line Items]
Line of credit outstanding amount | €						€ 600	€ 1,000
Bank loans (including current portion)			552,000,000
Proceeds from long-term debt				$ 300,000,000		300
Support R&D and capital expenditure programs | First Tranche
Debt Instrument [Line Items]
Line of credit outstanding amount | €							€ 500
Support R&D and capital expenditure programs | Europe Union
Debt Instrument [Line Items]
Line of credit outstanding amount | €										€ 500
Bank loans (including current portion)			205,000,000
Support R&D and capital expenditure programs | Italy and France
Debt Instrument [Line Items]
Line of credit outstanding amount | €									€ 500
Bank loans (including current portion)			352,000,000
New facility agreement with CDP one
Debt Instrument [Line Items]
Line of credit outstanding amount | €								€ 150
Bank loans (including current portion)			44,000,000
New facility agreement with CDP two
Debt Instrument [Line Items]
Line of credit outstanding amount | €						€ 200
Bank loans (including current portion)			$ 126,000,000
Dual tranche senior unsecured convertible bonds
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds		$ 1,567,000,000
Dual tranche senior unsecured convertible bonds | Dual tranche senior unsecured convertible bonds
Debt Instrument [Line Items]
Debt instrument principal amount		$ 1,500,000,000
zero-coupon, due 2025 ("Tranche A")
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate		47.50%
Debt conversion, converted instrument, shares issued (in shares) | shares		4,585
Debt conversion, bond par value		$ 200,000
zero-coupon, due 2025 ("Tranche A") | Dual tranche senior unsecured convertible bonds
Debt Instrument [Line Items]
Debt instrument principal amount		$ 750,000,000
Percentage at which bonds issued		105.80%
Senior unsecured convertible bonds conversion price (in USD per share) | $ / shares		$ 43.62
zero-coupon, due 2027 ("Tranche B")
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion price (in USD per share) | $ / shares		$ 45.10
Senior unsecured convertible bonds conversion premium rate		52.50%
Debt conversion, converted instrument, shares issued (in shares) | shares		4,435
Debt conversion, bond par value		$ 200,000
Contingent feature of conversion price	1.30
zero-coupon, due 2027 ("Tranche B") | Dual tranche senior unsecured convertible bonds
Debt Instrument [Line Items]
Debt instrument principal amount		$ 750,000,000
Percentage at which bonds issued		104.50%